Note 6 - Investment Securities Available for Sale (Details) - Amortized Cost and Fair Value of Investment Securities Available for Sale (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 1,760	$ 1,708
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(54)	(28)
Fair Value	1,706	1,680
Short-Term Bond Fund [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,214	1,170
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(34)	(11)
Fair Value	1,180	1,159
Limited-Term Bond Fund [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	546	538
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(20)	(17)
Fair Value	$ 526	$ 521